AMERITAS VARIABLE LIFE INSURANCE COMPANY
           AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
            Supplement to Protector hVUL Prospectus Dated May 1, 2005
                          Supplement Dated May 1, 2005

The Protector hVUL prospectus is amended by deleting the portfolio chart on pages 10-11 and replacing it with the following:
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 Separate Account
                Portfolio                                   Summary of Investment Strategy/Fund Type
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             ALGER (Class O)                                Offered through The Alger American Fund
                                                            Advised by Fred Alger Management, Inc.
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Alger American Balanced                      Income and Growth.
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             AMERICAN CENTURY                     Offered through American Century Variable Portfolios, Inc.
                                                    Advised by American Century Investment Management, Inc.
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VP Income & Growth                           Income and Growth.
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     AMERITAS PORTFOLIOS (subadvisor)          Offered through Calvert Variable Series, Inc. Ameritas Portfolios
                                                             Advised by Ameritas Investment Corp.
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Ameritas Core Strategies - Thornburg         Growth.
Investment Management, Inc. (Thornburg)
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Ameritas Income & Growth - Fred Alger        Income and Growth.
Management, Inc. (Fred Alger)
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Ameritas Index 500 - State Street Global     Common stocks of U.S. companies on the S&P 500 Index.
Advisors (State Street)
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Ameritas MidCap Growth - Fred Alger          Growth.
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Ameritas Money Market - -Calvert Asset       Money Market
Management Company, Inc. (Calvert)
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Ameritas Select - Harris Associates, Inc.    Growth.
(Harris/Oakmark
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Ameritas Small Capitalization - Eagle        Growth.
Asset Management, Inc. (Eagle)
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Ameritas Small Company Equity - David L.     Growth.
Babson & Company Inc. (Babson)
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            CALVERT PORTFOLIOS                 Offered through Calvert Variable Series, Inc. Calvert Portfolios
                                                       Advised by Calvert Asset Management Company, Inc.
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CVS Income                                   Income.
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CVS Social Balanced                          Income and Growth.
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CVS Social Equity                            Growth.
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CVS Social International Equity              Growth.
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CVS Social Mid Cap Growth                    Growth.
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CVS Social Small Cap Growth                  Growth.
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         FIDELITY (Initial Class)                         Offered through Variable Insurance Products
                                                      Advised by Fidelity Management and Research Company
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VIP Contrafund(R)                            Common stocks of companies whose value is not fully
                                             recognized. Investment objective is long-term capital growth.
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VIP Equity-Income                            Income.
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VIP Growth                                   Growth.
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VIP High Income                              Income.
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VIP Investment Grade Bond                    Bond.
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VIP Overseas                                 Income and Growth.
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                    MFS                                  Offered through MFS Variable Insurance Trust
                                                      Advised by Massachusetts Financial Services Company
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Strategic Income                             Income.
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Utilities                                    Income.
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          SUMMIT PINNACLE SERIES                Offered through Summit Mutual Funds Inc. Summit Pinnacle Series
                                                          Advised by Summit Investment Partners, Inc.
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Nasdaq-100 Index                             Growth.
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Russell 2000 Small Cap Index                 Growth.
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S&P MidCap 400 Index                         Growth.
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               THIRD AVENUE                           Offered through Third Avenue Variable Series Trust
                                                            Advised by Third Avenue Management LLC
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Third Avenue Value                           Long-term capital appreciation.
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                                                    Offered through The Universal Institutional Funds, Inc.
                VAN KAMPEN                      Advised by Morgan Stanley Investment Management, Inc. dba "Van
                                                                            Kampen"
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                                             Long-term capital appreciation by investing primarily in
Emerging Markets Equity - Class I            growth-oriented equity securities of issuers in emerging markets countries.
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                                             Above average current income and long-term capital appreciation by
U.S. Real Estate - Class I                   investing primarily in equity securities of companies in the U.S.
                                             real estate industry, including real estate investment trusts.
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       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Variable Life Insurance Company.
                 If you do not have a current prospectus, please
                        contact AVLIC at 1-800-745-1112.